Cover	Oct. 16, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 16, 2026
Entity Registrant Name	Carlyle Credit Income Fund
Entity Central Index Key	0001517767
Entity Incorporation, State or Country Code	DE
Securities Act File Number	811-22554
Entity Tax Identification Number	45-2904236
Entity Address, Address Line One	One Vanderbilt Avenue, Suite 3400
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	212
Local Phone Number	813-4900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Document Information [Line Items]
Document Period End Date	Oct. 16, 2026
Nonredeemable Preferred Stock
Cover [Abstract]
Title of 12(b) Security	Preferred Shares
Trading Symbol	CCID
Security Exchange Name	NYSE
Document Information [Line Items]
Title of 12(b) Security	Preferred Shares
Trading Symbol	CCID
Security Exchange Name	NYSE
Common Shares
Cover [Abstract]
Title of 12(b) Security	Common Shares
Trading Symbol	CCIF
Security Exchange Name	NYSE
Document Information [Line Items]
Title of 12(b) Security	Common Shares
Trading Symbol	CCIF
Security Exchange Name	NYSE